Segmented Information	6 Months Ended
Jul. 31, 2025
Segmented Information
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions.

The Company has determined that it has a chief operating decision maker (“CODM”) comprised of the Company’s chief executive officer and president & chief operating officer. The CODM assesses performance for the Company and makes operating decisions based on consolidated net income and Adjusted EBITDA. The term “Adjusted EBITDA” refers to a financial measure that we define as earnings before certain charges that management considers to be non - operating expenses and which consist of interest, taxes, depreciation, amortization, stock - based compensation (for which we include related fees and taxes) and other charges (for which we include restructuring charges, acquisition - related expenses, and contingent consideration incurred due to better - than - expected performance from acquisitions). Management considers these non - operating expenses to be outside the scope of Descartes’ ongoing operations and the related expenses are not used by management to measure operations. Accordingly, these expenses are excluded from Adjusted EBITDA, which we reference to both measure our operations and as a basis of comparison of our operations from period - to - period. Adjusted EBITDA is a non - GAAP financial measure and may not be comparable to similarly titled measures reported by other companies. The CODM uses net income and adjusted EBITDA to assess overall performance of the Company and to evaluate whether to reinvest profits or invest in acquisitions. Asset information is not regularly provided to the CODM and as such the CODM does not make decisions based on assets.

The following table provides a breakdown of the measures of profit regularly provided to the CODM:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues	179,815	163,425	348,554	314,773
Less:
Headcount-related costs, including stock compensation expense	72,913	63,814	138,812	121,947
Cost of revenues and network charges (exclusive of other items presented separately)	17,231	17,473	33,113	31,739
SaaS software and maintenance	6,529	5,747	12,542	11,011
Other segment items	12,954	11,740	27,137	26,660
Depreciation	1,501	1,386	2,951	2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
	131,632	117,579	254,173	226,544
Income from operations	48,183	45,846	94,381	88,229
Interest expense	(243)	(243)	(479)	(516)
Investment and other income	1,550	2,715	3,512	6,774
Income before taxes	49,490	48,318	97,414	94,487
Income tax expense	11,470	13,637	23,150	25,139
Net income, as reported on Consolidated Statements of Operations	38,020	34,681	74,264	69,348

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	243	243	479	516
Investment and other income	(1,550)	(2,715)	(3,512)	(6,774)
Income tax expense	11,470	13,637	23,150	25,139
Depreciation expense	1,501	1,386	2,951	2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
Stock-based compensation and related taxes	4,911	5,821	9,824	10,128
Other charges (Note 20)	5,119	150	8,568	4,068
Adjusted EBITDA	80,218	70,622	155,342	137,612

Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.

The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues
United States	121,530	109,631	234,962	211,196
Europe, Middle-East and Africa	42,326	38,426	82,725	73,560
Canada	10,781	10,389	20,668	20,360
Asia Pacific	5,178	4,979	10,199	9,657
	179,815	163,425	348,554	314,773

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues
Services	166,773	146,244	323,379	284,079
Professional services and other	12,825	15,795	24,618	28,768
License	217	1,386	557	1,926
	179,815	163,425	348,554	314,773

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	July 31,	January 31,
	2025	2025
Total long-lived assets
United States	282,657	246,048
Europe, Middle-East and Africa	48,197	49,737
Canada	26,071	31,007
Asia Pacific	6,179	6,959
	363,104	333,751